S000063599 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	13.87%	16.72%
Performance Inception Date			Jun. 03, 2019
Nuveen ESG USA Large-Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.19%	11.41%	15.12%
Performance Inception Date			Jun. 03, 2019
Nuveen ESG Large-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.93%	11.17%	14.87%
Performance Inception Date			Jun. 03, 2019
Nuveen ESG Large-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	9.77%	13.50%
Performance Inception Date			Jun. 03, 2019
Nuveen ESG Large-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.45%	8.45%	11.69%
Performance Inception Date			Jun. 03, 2019